WARRANTS (Details 1) (USD $)	Sep. 30, 2013
Warrants
Total Warrants Outstanding	1,050,454
Total Weighted average exercise price	$ 20.46
Total Weighted average time to expiration in years	2 years 11 months 19 days
PreferredStock1 [Member]
Warrants
Number of Shares Exercisable	3,228
Exercise Price	$ 10
Date of Expiration	2013-09-30
PreferredStock2 [Member]
Warrants
Number of Shares Exercisable	19,834
Exercise Price	$ 15.00
Date of Expiration	2013-10-28
PreferredStock3 [Member]
Warrants
Number of Shares Exercisable	39,000
Exercise Price	$ 7.50
Date of Expiration	2014-02-28
Vendor1 [Member]
Warrants
Number of Shares Exercisable	6,000
Exercise Price	$ 6.00
Date of Expiration	2014-03-15
Investors1 [Member]
Warrants
Number of Shares Exercisable	40,000
Exercise Price	$ 15.90
Date of Expiration	2014-06-30
Investors2 [Member]
Warrants
Number of Shares Exercisable	76,800
Exercise Price	$ 20.00
Date of Expiration	2014-11-13
Investors3 [Member]
Warrants
Number of Shares Exercisable	25,695
Exercise Price	$ 15.00
Date of Expiration	2014-11-13
Investors4 [Member]
Warrants
Number of Shares Exercisable	6,300
Exercise Price	$ 20
Date of Expiration	2014-12-03
Investors5 [Member]
Warrants
Number of Shares Exercisable	34,146
Exercise Price	$ 22.50
Date of Expiration	2015-02-09
PlacementAgents1 [Member]
Warrants
Number of Shares Exercisable	2,853
Exercise Price	$ 22.50
Date of Expiration	2015-02-09
Investors6 [Member]
Warrants
Number of Shares Exercisable	638
Exercise Price	$ 22.50
Date of Expiration	2015-03-18
Investors19 [Member]
Warrants
Number of Shares Exercisable	95,960
Exercise Price	$ 30.00
Date of Expiration	2014-12-07
TotaloutstandingwarrantsaccountedforasequityMember
Warrants
Number of Shares Exercisable	350,454
WeightedaverageexercisepriceMember
Warrants
Exercise Price	$ 20.17
WeightedaveragetimetoexpirationinyearsMember
Warrants
Expiration period	0 years 11 months 16 days